SUPPLEMENTARY INFORMATION (Accrued and other current liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Supplementary Information [Abstract]
Accrued and other current liabilities	$ 2,931	$ 3,389
Employee-related Liabilities, Current	$ 759	$ 956